Capital Management - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital Management [Line Items]
Confidence level percentage to calculate stress test		90.00%
Common equity Tier 1 required		11.83%
Maximum Distributable Amount trigger level percentage		11.83%
Common equity Tier 1 ratio		14.60%
Tier 1 ratio - including grandfathered securities		16.70%
Decrease in Fully- loaded common equity Tier 1 ratio		19.10%	18.40%
Proposed cash dividend		€ 2,689
Proposed cash dividend, per ordinary share		€ 0.69
Interim dividend paid, per ordinary share		0.24
Final dividend payable, per ordinary share		€ 0.45
Final dividend payable		€ 1,754
Tier 1 minimum requirements		6.00%
Total capital ratio required		8.00%
CET1 ratio required		4.50%
Pillar 1 requirement [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required		4.50%
Pillar 2 requirement [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required		1.75%
Capital Conservation Buffer [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required		2.50%
Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required		0.08%
Systemic Risk Buffer [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required		3.00%
Events After Reporting Period [Member] | Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required	0.24%
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Tier 1 ratio - including grandfathered securities		15.10%	14.50%
Decrease in Fully- loaded common equity Tier 1 ratio		17.90%	17.20%
Fully loaded in Tier 1 ratios (including grandfathered securities)		13.10%
Final dividend payable		€ 2,819